BASIC AND DILUTED NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE
NOTE 14:- BASIC AND DILUTED NET LOSS PER SHARE

The following table sets forth the computation of the Company’s basic and diluted net loss per ordinary share (in thousands, except share and per share data):

	Year ended December 31,
	2023	2022	2021
Net loss	$(22,133)	$(19,569)	$(12,736)

Net loss attributable to ordinary shares	(22,133)	(19,569)	(12,736)
Shares used in computing net loss per ordinary shares, basic and diluted	59,719,064	62,378,797	47,935,652

Net loss per ordinary share, basic and diluted	$(0.37)	$(0.31)	$(0.27)

Basic and diluted net loss per share was the same for each period presented as the inclusion of all potential shares of ordinary shares and warrants outstanding would have been anti-dilutive.

For the twelve months ended December 31, 2023, the total number of ordinary shares related to the outstanding warrants and share option plans aggregated to 19,220,546, was excluded from the calculations of diluted loss per ordinary share since it would have an anti-dilutive effect.

For the twelve months ended December 31, 2022, the total number of ordinary shares related to the outstanding warrants and share option plans aggregated to 19,464,888, was excluded from the calculations of diluted loss per ordinary share since it would have an anti-dilutive effect.